Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Assets	$ 9,287	$ 9,287	$ 9,287
Accumulated Amortization	(6,559)	(6,021)	(4,946)
Net Assets	2,728	3,266	4,341
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	9,276	9,276	9,276
Accumulated Amortization	(6,557)	(6,019)	(4,945)
Net Assets	$ 2,719	$ 3,257	$ 4,331
Weighted Average Remaining Life (Years)	2 years 10 months 24 days	3 years 6 months	4 years 6 months
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	$ 11	$ 11	$ 11
Accumulated Amortization	(2)	(2)	(1)
Net Assets	$ 9	$ 9	$ 10
Weighted Average Remaining Life (Years)	15 years 10 months 24 days	16 years 6 months	17 years 6 months